Shareholder Report, Holdings (Details)	Jun. 30, 2025
SHELTON TACTICAL CREDIT FUND - Institutional Class Shares | United States Treasury Bill [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
SHELTON TACTICAL CREDIT FUND - Institutional Class Shares | Six Flags Entertainment Corp / Six Flags Theme Parks Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
SHELTON TACTICAL CREDIT FUND - Institutional Class Shares | Iron Mountain Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
SHELTON TACTICAL CREDIT FUND - Institutional Class Shares | PetSmart Inc / PetSmart Finance Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
SHELTON TACTICAL CREDIT FUND - Institutional Class Shares | AMC Entertainment Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
SHELTON TACTICAL CREDIT FUND - Institutional Class Shares | Sirius XM Radio LLC [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
SHELTON TACTICAL CREDIT FUND - Institutional Class Shares | JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
SHELTON TACTICAL CREDIT FUND - Institutional Class Shares | American Homes 4 Rent LP [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
SHELTON TACTICAL CREDIT FUND - Institutional Class Shares | First Industrial LP [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
SHELTON TACTICAL CREDIT FUND - Institutional Class Shares | Cinemark USA Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
SHELTON TACTICAL CREDIT FUND - Institutional Class Shares | Communications [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
SHELTON TACTICAL CREDIT FUND - Institutional Class Shares | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	31.50%
SHELTON TACTICAL CREDIT FUND - Institutional Class Shares | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	25.50%
SHELTON TACTICAL CREDIT FUND - Institutional Class Shares | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
SHELTON TACTICAL CREDIT FUND - Institutional Class Shares | Financial [Member]
Holdings [Line Items]
Percent of Total Investments	19.20%
SHELTON TACTICAL CREDIT FUND - Institutional Class Shares | Government [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
SHELTON TACTICAL CREDIT FUND - Institutional Class Shares | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
SHELTON TACTICAL CREDIT FUND - Institutional Class Shares | Utilities
Holdings [Line Items]
Percent of Total Investments	2.40%
SHELTON TACTICAL CREDIT FUND - Investor Class Shares | United States Treasury Bill [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
SHELTON TACTICAL CREDIT FUND - Investor Class Shares | Six Flags Entertainment Corp / Six Flags Theme Parks Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
SHELTON TACTICAL CREDIT FUND - Investor Class Shares | Iron Mountain Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
SHELTON TACTICAL CREDIT FUND - Investor Class Shares | PetSmart Inc / PetSmart Finance Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
SHELTON TACTICAL CREDIT FUND - Investor Class Shares | AMC Entertainment Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
SHELTON TACTICAL CREDIT FUND - Investor Class Shares | Sirius XM Radio LLC [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
SHELTON TACTICAL CREDIT FUND - Investor Class Shares | JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
SHELTON TACTICAL CREDIT FUND - Investor Class Shares | American Homes 4 Rent LP [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
SHELTON TACTICAL CREDIT FUND - Investor Class Shares | First Industrial LP [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
SHELTON TACTICAL CREDIT FUND - Investor Class Shares | Cinemark USA Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
SHELTON TACTICAL CREDIT FUND - Investor Class Shares | Communications [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
SHELTON TACTICAL CREDIT FUND - Investor Class Shares | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	31.50%
SHELTON TACTICAL CREDIT FUND - Investor Class Shares | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	25.50%
SHELTON TACTICAL CREDIT FUND - Investor Class Shares | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
SHELTON TACTICAL CREDIT FUND - Investor Class Shares | Financial [Member]
Holdings [Line Items]
Percent of Total Investments	19.20%
SHELTON TACTICAL CREDIT FUND - Investor Class Shares | Government [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
SHELTON TACTICAL CREDIT FUND - Investor Class Shares | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
SHELTON TACTICAL CREDIT FUND - Investor Class Shares | Utilities
Holdings [Line Items]
Percent of Total Investments	2.40%
Shelton International Select Equity Fund - Institutional Class Shares | United States Treasury Bill [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
Shelton International Select Equity Fund - Institutional Class Shares | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
Shelton International Select Equity Fund - Institutional Class Shares | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
Shelton International Select Equity Fund - Institutional Class Shares | Novartis AG [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
Shelton International Select Equity Fund - Institutional Class Shares | BNP Paribas SA [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
Shelton International Select Equity Fund - Institutional Class Shares | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
Shelton International Select Equity Fund - Institutional Class Shares | Intesa Sanpaolo SpA [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
Shelton International Select Equity Fund - Institutional Class Shares | Smiths Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
Shelton International Select Equity Fund - Institutional Class Shares | FUCHS SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
Shelton International Select Equity Fund - Institutional Class Shares | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
Shelton International Select Equity Fund - Institutional Class Shares | Communications [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
Shelton International Select Equity Fund - Institutional Class Shares | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
Shelton International Select Equity Fund - Institutional Class Shares | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	12.40%
Shelton International Select Equity Fund - Institutional Class Shares | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
Shelton International Select Equity Fund - Institutional Class Shares | Financial [Member]
Holdings [Line Items]
Percent of Total Investments	30.00%
Shelton International Select Equity Fund - Institutional Class Shares | Government [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
Shelton International Select Equity Fund - Institutional Class Shares | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%
Shelton International Select Equity Fund - Institutional Class Shares | Utilities
Holdings [Line Items]
Percent of Total Investments	4.10%
Shelton International Select Equity Fund - Institutional Class Shares | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
Shelton International Select Equity Fund - Institutional Class Shares | Industrial [Member]
Holdings [Line Items]
Percent of Total Investments	14.90%
Shelton International Select Equity Fund - Investor Class Shares | United States Treasury Bill [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
Shelton International Select Equity Fund - Investor Class Shares | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
Shelton International Select Equity Fund - Investor Class Shares | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
Shelton International Select Equity Fund - Investor Class Shares | Novartis AG [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
Shelton International Select Equity Fund - Investor Class Shares | BNP Paribas SA [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
Shelton International Select Equity Fund - Investor Class Shares | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
Shelton International Select Equity Fund - Investor Class Shares | Intesa Sanpaolo SpA [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
Shelton International Select Equity Fund - Investor Class Shares | Smiths Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
Shelton International Select Equity Fund - Investor Class Shares | FUCHS SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
Shelton International Select Equity Fund - Investor Class Shares | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
Shelton International Select Equity Fund - Investor Class Shares | Communications [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
Shelton International Select Equity Fund - Investor Class Shares | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
Shelton International Select Equity Fund - Investor Class Shares | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	12.40%
Shelton International Select Equity Fund - Investor Class Shares | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
Shelton International Select Equity Fund - Investor Class Shares | Financial [Member]
Holdings [Line Items]
Percent of Total Investments	30.00%
Shelton International Select Equity Fund - Investor Class Shares | Government [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
Shelton International Select Equity Fund - Investor Class Shares | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%
Shelton International Select Equity Fund - Investor Class Shares | Utilities
Holdings [Line Items]
Percent of Total Investments	4.10%
Shelton International Select Equity Fund - Investor Class Shares | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
Shelton International Select Equity Fund - Investor Class Shares | Industrial [Member]
Holdings [Line Items]
Percent of Total Investments	14.90%
Shelton Emerging Markets Fund - Institutional Class Shares | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%
Shelton Emerging Markets Fund - Institutional Class Shares | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
Shelton Emerging Markets Fund - Institutional Class Shares | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
Shelton Emerging Markets Fund - Institutional Class Shares | Dr Reddy's Laboratories Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
Shelton Emerging Markets Fund - Institutional Class Shares | Iguatemi SA [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
Shelton Emerging Markets Fund - Institutional Class Shares | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
Shelton Emerging Markets Fund - Institutional Class Shares | ICICI Bank Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
Shelton Emerging Markets Fund - Institutional Class Shares | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
Shelton Emerging Markets Fund - Institutional Class Shares | Powszechna Kasa Oszczednosci Bank Polski SA [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
Shelton Emerging Markets Fund - Institutional Class Shares | Realtek Semiconductor Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
Shelton Emerging Markets Fund - Institutional Class Shares | Communications [Member]
Holdings [Line Items]
Percent of Total Investments	13.50%
Shelton Emerging Markets Fund - Institutional Class Shares | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	12.40%
Shelton Emerging Markets Fund - Institutional Class Shares | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
Shelton Emerging Markets Fund - Institutional Class Shares | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
Shelton Emerging Markets Fund - Institutional Class Shares | Financial [Member]
Holdings [Line Items]
Percent of Total Investments	27.20%
Shelton Emerging Markets Fund - Institutional Class Shares | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	26.40%
Shelton Emerging Markets Fund - Institutional Class Shares | Utilities
Holdings [Line Items]
Percent of Total Investments	1.70%
Shelton Emerging Markets Fund - Institutional Class Shares | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
Shelton Emerging Markets Fund - Institutional Class Shares | Industrial [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
Shelton Emerging Markets Fund - Institutional Class Shares | U.S. Treasury Bills
Holdings [Line Items]
Percent of Total Investments	0.80%
Shelton Emerging Markets Fund - Investor Class Shares | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%
Shelton Emerging Markets Fund - Investor Class Shares | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
Shelton Emerging Markets Fund - Investor Class Shares | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
Shelton Emerging Markets Fund - Investor Class Shares | Dr Reddy's Laboratories Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
Shelton Emerging Markets Fund - Investor Class Shares | Iguatemi SA [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
Shelton Emerging Markets Fund - Investor Class Shares | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
Shelton Emerging Markets Fund - Investor Class Shares | ICICI Bank Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
Shelton Emerging Markets Fund - Investor Class Shares | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
Shelton Emerging Markets Fund - Investor Class Shares | Powszechna Kasa Oszczednosci Bank Polski SA [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
Shelton Emerging Markets Fund - Investor Class Shares | Realtek Semiconductor Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
Shelton Emerging Markets Fund - Investor Class Shares | Communications [Member]
Holdings [Line Items]
Percent of Total Investments	13.50%
Shelton Emerging Markets Fund - Investor Class Shares | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	12.40%
Shelton Emerging Markets Fund - Investor Class Shares | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
Shelton Emerging Markets Fund - Investor Class Shares | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
Shelton Emerging Markets Fund - Investor Class Shares | Financial [Member]
Holdings [Line Items]
Percent of Total Investments	27.20%
Shelton Emerging Markets Fund - Investor Class Shares | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	26.40%
Shelton Emerging Markets Fund - Investor Class Shares | Utilities
Holdings [Line Items]
Percent of Total Investments	1.70%
Shelton Emerging Markets Fund - Investor Class Shares | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
Shelton Emerging Markets Fund - Investor Class Shares | Industrial [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
Shelton Emerging Markets Fund - Investor Class Shares | U.S. Treasury Bills
Holdings [Line Items]
Percent of Total Investments	0.80%
ICON CONSUMER SELECT FUND - Institutional Class Shares | LPL Financial Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
ICON CONSUMER SELECT FUND - Institutional Class Shares | Visa Inc [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
ICON CONSUMER SELECT FUND - Institutional Class Shares | Equitable Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
ICON CONSUMER SELECT FUND - Institutional Class Shares | American Express Co [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
ICON CONSUMER SELECT FUND - Institutional Class Shares | Coca-Cola Europacific Partners PLC [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
ICON CONSUMER SELECT FUND - Institutional Class Shares | Koninklijke Ahold Delhaize NV [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
ICON CONSUMER SELECT FUND - Institutional Class Shares | eBay Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
ICON CONSUMER SELECT FUND - Institutional Class Shares | RenaissanceRe Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
ICON CONSUMER SELECT FUND - Institutional Class Shares | The Hartford Insurance Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
ICON CONSUMER SELECT FUND - Institutional Class Shares | Huntington Bancshares Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
ICON CONSUMER SELECT FUND - Institutional Class Shares | Communications [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%
ICON CONSUMER SELECT FUND - Institutional Class Shares | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%
ICON CONSUMER SELECT FUND - Institutional Class Shares | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	18.30%
ICON CONSUMER SELECT FUND - Institutional Class Shares | Financial [Member]
Holdings [Line Items]
Percent of Total Investments	57.30%
ICON CONSUMER SELECT FUND - Institutional Class Shares | Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
ICON CONSUMER SELECT FUND - Investor Class Shares | LPL Financial Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
ICON CONSUMER SELECT FUND - Investor Class Shares | Visa Inc [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
ICON CONSUMER SELECT FUND - Investor Class Shares | Equitable Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
ICON CONSUMER SELECT FUND - Investor Class Shares | American Express Co [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
ICON CONSUMER SELECT FUND - Investor Class Shares | Coca-Cola Europacific Partners PLC [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
ICON CONSUMER SELECT FUND - Investor Class Shares | Koninklijke Ahold Delhaize NV [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
ICON CONSUMER SELECT FUND - Investor Class Shares | eBay Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
ICON CONSUMER SELECT FUND - Investor Class Shares | RenaissanceRe Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
ICON CONSUMER SELECT FUND - Investor Class Shares | The Hartford Insurance Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
ICON CONSUMER SELECT FUND - Investor Class Shares | Huntington Bancshares Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
ICON CONSUMER SELECT FUND - Investor Class Shares | Communications [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%
ICON CONSUMER SELECT FUND - Investor Class Shares | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%
ICON CONSUMER SELECT FUND - Investor Class Shares | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	18.30%
ICON CONSUMER SELECT FUND - Investor Class Shares | Financial [Member]
Holdings [Line Items]
Percent of Total Investments	57.30%
ICON CONSUMER SELECT FUND - Investor Class Shares | Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
ICON EQUITY FUND - Institutional Class Shares | LPL Financial Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
ICON EQUITY FUND - Institutional Class Shares | Armstrong World Industries Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
ICON EQUITY FUND - Institutional Class Shares | Seagate Technology Holdings PLC [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
ICON EQUITY FUND - Institutional Class Shares | Horace Mann Educators Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
ICON EQUITY FUND - Institutional Class Shares | JPMorgan Chase & Co [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
ICON EQUITY FUND - Institutional Class Shares | Chart Industries Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
ICON EQUITY FUND - Institutional Class Shares | Performance Food Group Co [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
ICON EQUITY FUND - Institutional Class Shares | Mastercard Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
ICON EQUITY FUND - Institutional Class Shares | Baker Hughes Co [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
ICON EQUITY FUND - Institutional Class Shares | T-Mobile US Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
ICON EQUITY FUND - Institutional Class Shares | Communications [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
ICON EQUITY FUND - Institutional Class Shares | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
ICON EQUITY FUND - Institutional Class Shares | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
ICON EQUITY FUND - Institutional Class Shares | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
ICON EQUITY FUND - Institutional Class Shares | Financial [Member]
Holdings [Line Items]
Percent of Total Investments	30.70%
ICON EQUITY FUND - Institutional Class Shares | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
ICON EQUITY FUND - Institutional Class Shares | Utilities
Holdings [Line Items]
Percent of Total Investments	2.80%
ICON EQUITY FUND - Institutional Class Shares | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
ICON EQUITY FUND - Institutional Class Shares | Industrial [Member]
Holdings [Line Items]
Percent of Total Investments	17.50%
ICON EQUITY FUND - Institutional Class Shares | Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
ICON EQUITY FUND - Investor Class Shares | LPL Financial Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
ICON EQUITY FUND - Investor Class Shares | Armstrong World Industries Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
ICON EQUITY FUND - Investor Class Shares | Seagate Technology Holdings PLC [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
ICON EQUITY FUND - Investor Class Shares | Horace Mann Educators Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
ICON EQUITY FUND - Investor Class Shares | JPMorgan Chase & Co [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
ICON EQUITY FUND - Investor Class Shares | Chart Industries Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
ICON EQUITY FUND - Investor Class Shares | Performance Food Group Co [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
ICON EQUITY FUND - Investor Class Shares | Mastercard Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
ICON EQUITY FUND - Investor Class Shares | Baker Hughes Co [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
ICON EQUITY FUND - Investor Class Shares | T-Mobile US Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
ICON EQUITY FUND - Investor Class Shares | Communications [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
ICON EQUITY FUND - Investor Class Shares | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
ICON EQUITY FUND - Investor Class Shares | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
ICON EQUITY FUND - Investor Class Shares | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
ICON EQUITY FUND - Investor Class Shares | Financial [Member]
Holdings [Line Items]
Percent of Total Investments	30.70%
ICON EQUITY FUND - Investor Class Shares | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
ICON EQUITY FUND - Investor Class Shares | Utilities
Holdings [Line Items]
Percent of Total Investments	2.80%
ICON EQUITY FUND - Investor Class Shares | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
ICON EQUITY FUND - Investor Class Shares | Industrial [Member]
Holdings [Line Items]
Percent of Total Investments	17.50%
ICON EQUITY FUND - Investor Class Shares | Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
ICON EQUITY INCOME FUND - Institutional Class Shares | Horace Mann Educators Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
ICON EQUITY INCOME FUND - Institutional Class Shares | DTE Energy Co [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
ICON EQUITY INCOME FUND - Institutional Class Shares | ING Groep NV [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
ICON EQUITY INCOME FUND - Institutional Class Shares | National Fuel Gas Co [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
ICON EQUITY INCOME FUND - Institutional Class Shares | Evergy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
ICON EQUITY INCOME FUND - Institutional Class Shares | Nexstar Media Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
ICON EQUITY INCOME FUND - Institutional Class Shares | Lockheed Martin Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
ICON EQUITY INCOME FUND - Institutional Class Shares | KeyCorp [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
ICON EQUITY INCOME FUND - Institutional Class Shares | OneMain Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
ICON EQUITY INCOME FUND - Institutional Class Shares | Portland General Electric Co [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
ICON EQUITY INCOME FUND - Institutional Class Shares | Communications [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
ICON EQUITY INCOME FUND - Institutional Class Shares | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
ICON EQUITY INCOME FUND - Institutional Class Shares | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	13.40%
ICON EQUITY INCOME FUND - Institutional Class Shares | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
ICON EQUITY INCOME FUND - Institutional Class Shares | Financial [Member]
Holdings [Line Items]
Percent of Total Investments	31.90%
ICON EQUITY INCOME FUND - Institutional Class Shares | Utilities
Holdings [Line Items]
Percent of Total Investments	21.10%
ICON EQUITY INCOME FUND - Institutional Class Shares | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
ICON EQUITY INCOME FUND - Institutional Class Shares | Industrial [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
ICON EQUITY INCOME FUND - Institutional Class Shares | Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
ICON EQUITY INCOME FUND - Institutional Class Shares | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
ICON EQUITY INCOME FUND - Investor Class Shares | Horace Mann Educators Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
ICON EQUITY INCOME FUND - Investor Class Shares | DTE Energy Co [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
ICON EQUITY INCOME FUND - Investor Class Shares | ING Groep NV [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
ICON EQUITY INCOME FUND - Investor Class Shares | National Fuel Gas Co [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
ICON EQUITY INCOME FUND - Investor Class Shares | Evergy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
ICON EQUITY INCOME FUND - Investor Class Shares | Nexstar Media Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
ICON EQUITY INCOME FUND - Investor Class Shares | Lockheed Martin Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
ICON EQUITY INCOME FUND - Investor Class Shares | KeyCorp [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
ICON EQUITY INCOME FUND - Investor Class Shares | OneMain Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
ICON EQUITY INCOME FUND - Investor Class Shares | Portland General Electric Co [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
ICON EQUITY INCOME FUND - Investor Class Shares | Communications [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
ICON EQUITY INCOME FUND - Investor Class Shares | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
ICON EQUITY INCOME FUND - Investor Class Shares | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	13.40%
ICON EQUITY INCOME FUND - Investor Class Shares | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
ICON EQUITY INCOME FUND - Investor Class Shares | Financial [Member]
Holdings [Line Items]
Percent of Total Investments	31.90%
ICON EQUITY INCOME FUND - Investor Class Shares | Utilities
Holdings [Line Items]
Percent of Total Investments	21.10%
ICON EQUITY INCOME FUND - Investor Class Shares | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
ICON EQUITY INCOME FUND - Investor Class Shares | Industrial [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
ICON EQUITY INCOME FUND - Investor Class Shares | Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
ICON EQUITY INCOME FUND - Investor Class Shares | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
ICON FLEXIBLE BOND FUND - Institutional Class Shares | Argo Group US Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
ICON FLEXIBLE BOND FUND - Institutional Class Shares | UMH Properties Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
ICON FLEXIBLE BOND FUND - Institutional Class Shares | First American Government Obligations Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
ICON FLEXIBLE BOND FUND - Institutional Class Shares | The PNC Financial Services Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
ICON FLEXIBLE BOND FUND - Institutional Class Shares | Flexential Issuer 2021-1 [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
ICON FLEXIBLE BOND FUND - Institutional Class Shares | Finance of America Structured Securities Trust Series 2022-S1 [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
ICON FLEXIBLE BOND FUND - Institutional Class Shares | Western Asset High Yield Defined Opportunity Fund Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
ICON FLEXIBLE BOND FUND - Institutional Class Shares | Farm Credit Bank of Texas [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
ICON FLEXIBLE BOND FUND - Institutional Class Shares | American Airlines 2019-1 Class B Pass Through Trust [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
ICON FLEXIBLE BOND FUND - Institutional Class Shares | United Airlines 2016-1 Class A Pass Through Trust [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
ICON FLEXIBLE BOND FUND - Institutional Class Shares | Communications [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
ICON FLEXIBLE BOND FUND - Institutional Class Shares | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%
ICON FLEXIBLE BOND FUND - Institutional Class Shares | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
ICON FLEXIBLE BOND FUND - Institutional Class Shares | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
ICON FLEXIBLE BOND FUND - Institutional Class Shares | Financial [Member]
Holdings [Line Items]
Percent of Total Investments	42.00%
ICON FLEXIBLE BOND FUND - Institutional Class Shares | Government [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
ICON FLEXIBLE BOND FUND - Institutional Class Shares | Utilities
Holdings [Line Items]
Percent of Total Investments	3.90%
ICON FLEXIBLE BOND FUND - Institutional Class Shares | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
ICON FLEXIBLE BOND FUND - Institutional Class Shares | Industrial [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
ICON FLEXIBLE BOND FUND - Institutional Class Shares | Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
ICON FLEXIBLE BOND FUND - Institutional Class Shares | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
ICON FLEXIBLE BOND FUND - Institutional Class Shares | Mortgage Securities [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
ICON FLEXIBLE BOND FUND - Investor Class Shares | Argo Group US Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
ICON FLEXIBLE BOND FUND - Investor Class Shares | UMH Properties Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
ICON FLEXIBLE BOND FUND - Investor Class Shares | First American Government Obligations Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
ICON FLEXIBLE BOND FUND - Investor Class Shares | The PNC Financial Services Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
ICON FLEXIBLE BOND FUND - Investor Class Shares | Flexential Issuer 2021-1 [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
ICON FLEXIBLE BOND FUND - Investor Class Shares | Finance of America Structured Securities Trust Series 2022-S1 [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
ICON FLEXIBLE BOND FUND - Investor Class Shares | Western Asset High Yield Defined Opportunity Fund Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
ICON FLEXIBLE BOND FUND - Investor Class Shares | Farm Credit Bank of Texas [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
ICON FLEXIBLE BOND FUND - Investor Class Shares | American Airlines 2019-1 Class B Pass Through Trust [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
ICON FLEXIBLE BOND FUND - Investor Class Shares | United Airlines 2016-1 Class A Pass Through Trust [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
ICON FLEXIBLE BOND FUND - Investor Class Shares | Communications [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
ICON FLEXIBLE BOND FUND - Investor Class Shares | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%
ICON FLEXIBLE BOND FUND - Investor Class Shares | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
ICON FLEXIBLE BOND FUND - Investor Class Shares | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
ICON FLEXIBLE BOND FUND - Investor Class Shares | Financial [Member]
Holdings [Line Items]
Percent of Total Investments	42.00%
ICON FLEXIBLE BOND FUND - Investor Class Shares | Government [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
ICON FLEXIBLE BOND FUND - Investor Class Shares | Utilities
Holdings [Line Items]
Percent of Total Investments	3.90%
ICON FLEXIBLE BOND FUND - Investor Class Shares | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
ICON FLEXIBLE BOND FUND - Investor Class Shares | Industrial [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
ICON FLEXIBLE BOND FUND - Investor Class Shares | Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
ICON FLEXIBLE BOND FUND - Investor Class Shares | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
ICON FLEXIBLE BOND FUND - Investor Class Shares | Mortgage Securities [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
ICON HEALTH AND INFORMATION TECHNOLOGY FUND - Institutional Class Shares | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
ICON HEALTH AND INFORMATION TECHNOLOGY FUND - Institutional Class Shares | Teradyne Inc [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
ICON HEALTH AND INFORMATION TECHNOLOGY FUND - Institutional Class Shares | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
ICON HEALTH AND INFORMATION TECHNOLOGY FUND - Institutional Class Shares | Arista Networks Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
ICON HEALTH AND INFORMATION TECHNOLOGY FUND - Institutional Class Shares | Meta Platforms Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
ICON HEALTH AND INFORMATION TECHNOLOGY FUND - Institutional Class Shares | Encompass Health Corp [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
ICON HEALTH AND INFORMATION TECHNOLOGY FUND - Institutional Class Shares | Alphabet Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
ICON HEALTH AND INFORMATION TECHNOLOGY FUND - Institutional Class Shares | ServiceNow Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
ICON HEALTH AND INFORMATION TECHNOLOGY FUND - Institutional Class Shares | Universal Display Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
ICON HEALTH AND INFORMATION TECHNOLOGY FUND - Institutional Class Shares | Salesforce Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
ICON HEALTH AND INFORMATION TECHNOLOGY FUND - Institutional Class Shares | Communications [Member]
Holdings [Line Items]
Percent of Total Investments	28.50%
ICON HEALTH AND INFORMATION TECHNOLOGY FUND - Institutional Class Shares | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	15.50%
ICON HEALTH AND INFORMATION TECHNOLOGY FUND - Institutional Class Shares | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	46.60%
ICON HEALTH AND INFORMATION TECHNOLOGY FUND - Institutional Class Shares | Industrial [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
ICON HEALTH AND INFORMATION TECHNOLOGY FUND - Institutional Class Shares | Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
ICON HEALTH AND INFORMATION TECHNOLOGY FUND - Investor Class Shares | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
ICON HEALTH AND INFORMATION TECHNOLOGY FUND - Investor Class Shares | Teradyne Inc [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
ICON HEALTH AND INFORMATION TECHNOLOGY FUND - Investor Class Shares | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
ICON HEALTH AND INFORMATION TECHNOLOGY FUND - Investor Class Shares | Arista Networks Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
ICON HEALTH AND INFORMATION TECHNOLOGY FUND - Investor Class Shares | Meta Platforms Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
ICON HEALTH AND INFORMATION TECHNOLOGY FUND - Investor Class Shares | Encompass Health Corp [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
ICON HEALTH AND INFORMATION TECHNOLOGY FUND - Investor Class Shares | Alphabet Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
ICON HEALTH AND INFORMATION TECHNOLOGY FUND - Investor Class Shares | ServiceNow Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
ICON HEALTH AND INFORMATION TECHNOLOGY FUND - Investor Class Shares | Universal Display Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
ICON HEALTH AND INFORMATION TECHNOLOGY FUND - Investor Class Shares | Salesforce Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
ICON HEALTH AND INFORMATION TECHNOLOGY FUND - Investor Class Shares | Communications [Member]
Holdings [Line Items]
Percent of Total Investments	28.50%
ICON HEALTH AND INFORMATION TECHNOLOGY FUND - Investor Class Shares | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	15.50%
ICON HEALTH AND INFORMATION TECHNOLOGY FUND - Investor Class Shares | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	46.60%
ICON HEALTH AND INFORMATION TECHNOLOGY FUND - Investor Class Shares | Industrial [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
ICON HEALTH AND INFORMATION TECHNOLOGY FUND - Investor Class Shares | Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
ICON Natural Resources and Infrastructure Fund - Institutional Class Shares | TETRA Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
ICON Natural Resources and Infrastructure Fund - Institutional Class Shares | REV Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
ICON Natural Resources and Infrastructure Fund - Institutional Class Shares | Carpenter Technology Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
ICON Natural Resources and Infrastructure Fund - Institutional Class Shares | Kaiser Aluminum Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
ICON Natural Resources and Infrastructure Fund - Institutional Class Shares | Century Aluminum Co [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
ICON Natural Resources and Infrastructure Fund - Institutional Class Shares | ZTO Express Cayman Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
ICON Natural Resources and Infrastructure Fund - Institutional Class Shares | Cemex SAB de CV [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
ICON Natural Resources and Infrastructure Fund - Institutional Class Shares | Alaska Air Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
ICON Natural Resources and Infrastructure Fund - Institutional Class Shares | Tetra Tech Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
ICON Natural Resources and Infrastructure Fund - Institutional Class Shares | TriMas Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
ICON Natural Resources and Infrastructure Fund - Institutional Class Shares | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%
ICON Natural Resources and Infrastructure Fund - Institutional Class Shares | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
ICON Natural Resources and Infrastructure Fund - Institutional Class Shares | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
ICON Natural Resources and Infrastructure Fund - Institutional Class Shares | Utilities
Holdings [Line Items]
Percent of Total Investments	8.80%
ICON Natural Resources and Infrastructure Fund - Institutional Class Shares | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	31.50%
ICON Natural Resources and Infrastructure Fund - Institutional Class Shares | Industrial [Member]
Holdings [Line Items]
Percent of Total Investments	30.40%
ICON Natural Resources and Infrastructure Fund - Institutional Class Shares | Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
ICON Natural Resources and Infrastructure Fund - Investor Class Shares | TETRA Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
ICON Natural Resources and Infrastructure Fund - Investor Class Shares | REV Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
ICON Natural Resources and Infrastructure Fund - Investor Class Shares | Carpenter Technology Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
ICON Natural Resources and Infrastructure Fund - Investor Class Shares | Kaiser Aluminum Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
ICON Natural Resources and Infrastructure Fund - Investor Class Shares | Century Aluminum Co [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
ICON Natural Resources and Infrastructure Fund - Investor Class Shares | ZTO Express Cayman Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
ICON Natural Resources and Infrastructure Fund - Investor Class Shares | Cemex SAB de CV [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
ICON Natural Resources and Infrastructure Fund - Investor Class Shares | Alaska Air Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
ICON Natural Resources and Infrastructure Fund - Investor Class Shares | Tetra Tech Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
ICON Natural Resources and Infrastructure Fund - Investor Class Shares | TriMas Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
ICON Natural Resources and Infrastructure Fund - Investor Class Shares | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%
ICON Natural Resources and Infrastructure Fund - Investor Class Shares | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
ICON Natural Resources and Infrastructure Fund - Investor Class Shares | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
ICON Natural Resources and Infrastructure Fund - Investor Class Shares | Utilities
Holdings [Line Items]
Percent of Total Investments	8.80%
ICON Natural Resources and Infrastructure Fund - Investor Class Shares | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	31.50%
ICON Natural Resources and Infrastructure Fund - Investor Class Shares | Industrial [Member]
Holdings [Line Items]
Percent of Total Investments	30.40%
ICON Natural Resources and Infrastructure Fund - Investor Class Shares | Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
ICON UTILITIES AND INCOME FUND - Institutional Class Shares | T-Mobile US Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
ICON UTILITIES AND INCOME FUND - Institutional Class Shares | DTE Energy Co [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
ICON UTILITIES AND INCOME FUND - Institutional Class Shares | National Fuel Gas Co [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
ICON UTILITIES AND INCOME FUND - Institutional Class Shares | Evergy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
ICON UTILITIES AND INCOME FUND - Institutional Class Shares | Vodafone Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
ICON UTILITIES AND INCOME FUND - Institutional Class Shares | Atmos Energy Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
ICON UTILITIES AND INCOME FUND - Institutional Class Shares | American Electric Power Co Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
ICON UTILITIES AND INCOME FUND - Institutional Class Shares | Xcel Energy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
ICON UTILITIES AND INCOME FUND - Institutional Class Shares | Spire Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
ICON UTILITIES AND INCOME FUND - Institutional Class Shares | Ameren Corp [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
ICON UTILITIES AND INCOME FUND - Institutional Class Shares | Communications [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%
ICON UTILITIES AND INCOME FUND - Institutional Class Shares | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
ICON UTILITIES AND INCOME FUND - Institutional Class Shares | Utilities
Holdings [Line Items]
Percent of Total Investments	85.00%
ICON UTILITIES AND INCOME FUND - Institutional Class Shares | Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
ICON UTILITIES AND INCOME FUND - Investor Class Shares | T-Mobile US Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
ICON UTILITIES AND INCOME FUND - Investor Class Shares | DTE Energy Co [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
ICON UTILITIES AND INCOME FUND - Investor Class Shares | National Fuel Gas Co [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
ICON UTILITIES AND INCOME FUND - Investor Class Shares | Evergy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
ICON UTILITIES AND INCOME FUND - Investor Class Shares | Vodafone Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
ICON UTILITIES AND INCOME FUND - Investor Class Shares | Atmos Energy Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
ICON UTILITIES AND INCOME FUND - Investor Class Shares | American Electric Power Co Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
ICON UTILITIES AND INCOME FUND - Investor Class Shares | Xcel Energy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
ICON UTILITIES AND INCOME FUND - Investor Class Shares | Spire Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
ICON UTILITIES AND INCOME FUND - Investor Class Shares | Ameren Corp [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
ICON UTILITIES AND INCOME FUND - Investor Class Shares | Communications [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%
ICON UTILITIES AND INCOME FUND - Investor Class Shares | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
ICON UTILITIES AND INCOME FUND - Investor Class Shares | Utilities
Holdings [Line Items]
Percent of Total Investments	85.00%
ICON UTILITIES AND INCOME FUND - Investor Class Shares | Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%